CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Cash And Cash Equivalents [Abstract]
Disclosure of detailed information about cash and cash equivalents [Text Block]
As of the date of these consolidated financial statements, there are no amounts of cash and cash equivalents with restrictions on use.

	12-31-2020	12-31-2019
Components of Cash and Cash Equivalents	ThU.S.$	ThU.S.$
Cash on hand	99	177
Bank checking account balances	357,354	314,804
Time deposits	507,519	611,073
Mutual funds	199,742	633,958
Total	1,064,714	1,560,012

Disclosure of detailed information about risk classification of mutual funds investments [Text Block]
The risk classification of the Company’s mutual funds as of December 31, 2020 and 2019 is shown below.

	12-31-2020 ThU.S.$	12-31-2019 ThU.S.$
AAAfm	137,534	624,534
No classification	62,208	9,424
Total Mutual Funds	199,742	633,958

Changes in Financial Liabilities

	12-31-2020
	Borrowings from banks	Hedging liabilities	Bonds and promissory notes	Other financial liabilities, Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance January 1	947,022	134,275	4,831,743	5,913,040
Cash flows
(+) Borrowing sobtained	412,077	-	-	412,077
(-) Borrowings paid	(257,551)	(37,127)	(225,796)	(520,474)
(-) Commissions paid	(9,113)	-	-	(9,113)
(-) Interest paid	(29,515)	(32,189)	(194,512)	(256,216)
(+) Accrued interest	26,174	33,613	204,678	264,465
(+/-) Inflation adjustment	51,510	-	83,809	135,319
(+/-) Changes in fair value	-	(58,898)	-	(58,898)
(+/-) Other non-cash movements	133,656	(14)	8,022	141,664
Closing balance	1,274,260	39,660	4,707,944	6,021,864

	12-31-2019
	Borrowings from banks	Hedging liabilities	Bonds and promissory notes	Other financial liabilities, Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance January 1	940,435	71,599	3,501,654	4,513,688
Cash flows
(+) Borrowings obtained	156,350	-	1,986,089	2,142.439
(-) Borrowings paid	(143,998)	(1,708)	(577,954)	(723,660)
(-) Commissions paid	(4,797)	-	(5,900)	(10,697)
(-) Interest paid	(36,902)	(27,756)	(188,748)	(253,406)
(+) Accrued interest	31,480	29,464	190,765	251,709
(+/-) Inflation adjustment	(125)	-	(66,385)	(66,510)
(+) Increase due to business combination	6,738	-	4,324	11,062
(+/-) Changes in fair value	-	62,676	-	62,676
(+/-) Other non-cash movements	(2,159)	-	(12,102)	(14,261)
Closing balance	947,022	134,275	4,831,743	5,913,040

	Lease liabilities
	12-31-2020	12-31-2019
	ThU.S.$	ThU.S.$
Opening balance January 1	271,025	68,187
Increase (decrease) for changes in accounting policies	-	249,317
Re-expressed opening balance	271,025	317,504
Cash flows
(-) Borrowings paid	(75,233)	(80,323)
(-) Interest paid	(9,428)	(10,905)
(+) Accrued interest	10,021	10,601
(+/-) Inflation adjustment	4,494	(9,339)
(+) Increase due to business combination	-	4,133
(+) Increase due to new leases liabilities	16,660	52,385
(+/-) Other non-cash movements	(5,784)	(13,031)
Closing balance	211,755	271,025